SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
SEGMENT INFORMATION

25. SEGMENT INFORMATION

(a)	Description of segments

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of services and technology. The Group’s operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.

Prior to the Reorganization, the Group had one reportable segment. Concurrent with the Reorganization, effective from 2019, the Group changed its internal organizational structure and separated its businesses into three segments, which were existing home transaction services, new home transaction services and emerging and other services, in light of the significant growth in new home transaction services business and emerging and other services business. Later in the first quarter of 2020, the Group further updated the financial measures provided to the CODM. This change in segment reporting aligns with the manner in which the Group’s CODM currently receives and uses financial information to allocate resources and evaluate the performance of reporting segments. This change in segment presentation does not affect consolidated balance sheets, consolidated statements of comprehensive income (loss) or consolidated statements of cash flows. The Group retrospectively revised prior period segment information, to conform to current period presentation.

The Group now operates its businesses in three segments: existing home transaction services, new home transaction services and emerging and other services. The following summary describes the operations in each of the Group’s reportable segment:

(1)	Existing home transaction services: The existing home transaction segment provides services in existing home market include i) agency services to sales or leases of existing homes, either through acting as the principal agent or a participating agent in collaboration with the principal agents; ii) platform and franchise services to brokerage firms on Beike platform who provide agency services in existing home market; iii) Other transaction services, such as transaction closing service through the Group’s transaction center.
(2)	New home transaction services: The new home transaction business segment provides new home transaction services in new home market. New home transaction services refer to agency services provided to real estate developers to facilitate sales of new properties developed by the real estate developers to property buyers. The Group signs the new home transaction services contracts with the sales companies of the developers and then mobilizes all agents registered with the platform to fulfil such contracts.
(3)	Emerging and other services: Emerging and other services include financial service business and other newly developed businesses.

Commission and compensation include compensation to agents and sales professionals who are the Group’s employees or contractors and split commission to brokerage firms who signs channel sale agency service agreements with the Group. Commission and compensation in existing home market are mainly to those who are the Group’s employees or contractors. Commissions and compensation in new home market are mainly to brokerage firms who sign channel sale agency service agreements with the Group.

25. SEGMENT INFORMATION (CONTINUED)

(b)	Segments data

The following tables present summary information by segment:

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

	(in thousands)
Net revenues:
Existing home transaction services	24,568,508	30,564,584	31,947,953
New home transaction services	20,273,860	37,937,886	46,472,378
Emerging and other services	1,172,538	1,978,508	2,332,108
Total	46,014,906	70,480,978	80,752,439

Commission and compensation:
Existing home transaction services	(15,014,264)	(18,065,451)	(20,123,501)
New home transaction services	(15,355,160)	(29,787,961)	(37,525,240)
Emerging and other services	(229,401)	(317,756)	(484,462)
Total	(30,598,825)	(48,171,168)	(58,133,203)

Contribution:
Existing home transaction services	9,554,244	12,499,133	11,824,452
New home transaction services	4,918,700	8,149,925	8,947,138
Emerging and other services	943,137	1,660,752	1,847,646
Total	15,416,081	22,309,810	22,619,236

As substantially all of the Group’s long-lived assets are located in the PRC and substantially all of the Group’s revenue of reportable segments are derived from China based on the geographical locations where services and products are provided to customers, no geographical information is presented.